Investment in an Associate	6 Months Ended
Sep. 30, 2024
Investment in an Associate [Abstract]
INVESTMENT IN AN ASSOCIATE

4. INVESTMENT IN AN ASSOCIATE

On March 5, 2024, the Company (as the buyer) entered into a membership interest purchase agreement with Cambria Capital, LLC (“Cambria Capital”), a Utah limited liability company and broker-dealer registered with the Financial Industry Regulatory Authority (“FINRA”), and Cambria Asset Management, Inc., a Nevada corporation, the sole owner of the Cambria Capital. Pursuant to the agreement, the Company will purchase 100% of the membership interests in Cambria Capital for a total purchase price of $700,000, subject to the satisfaction or waiver of the conditions precedent set forth in the membership interest purchase agreement. The transaction will be completed through two closings, the first of which consists of the payment of $200,000 in exchange for an acquisition of 24.9% of Cambria Capital’s membership interests.

The parties have closed the acquisition of the 24.9% interest on March 25, 2024 and are working on a continuing membership application requesting approval for a change of ownership, control, or business operations to be filed with FINRA in accordance with FINRA Rule 1017 (the “Rule 1017 Application”). In the event that FINRA approves the Rule 1017 Application and Cambrian Capital’s application to conduct firm commitment underwritten offerings, The Company will have the right to consummate the second closing, pursuant to which the Company will pay $500,000 in exchange for the remaining 75.1% of the membership interests in Cambria Capital. As of the date these unaudited interim condensed consolidated financial statements are available, the transaction was not completed.

The Company’s investment in an associate is summarized below:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Beginning balance	254	-
Cost of acquisition	-	257
Share of results of an associate	(27)	(3)
Ending balance	227	254

The following table illustrates the summarized unaudited financial information of the Company’s associate as of September 30, 2024 and March 31, 2024 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associate, if any.

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Current assets	293	376
Non-current assets	1	1
Current liabilities	(88)	(61)
Net assets of the associate	206	316

Revenue	410	92
Loss for the period / year	(110)	(167)

Reconciliation of the summarized financial information presented to the carrying amount of the Company’s investment in the associate is as follows:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Net assets	206	316

Group’s equity interest	24.9%	24.9%
Group share of net assets	51	79
Goodwill	176	175
Carrying value	227	254